Summary of changes in present value of obligation and fair value of plan assets (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Present value of obligation at beginning of year		₨ 79,497	₨ 79,594
Interest cost		4,269	3,239
Current service cost		6,804	8,619
Remeasurement (gain)/loss on obligation - economic assumptions		(211)	(3,694)
Remeasurement (gain)/loss on obligation - demographic assumptions		4,581	(149)
Remeasurement (gain)/loss on obligation - experience assumptions		1,874	14,439
Benefits paid		(19,938)	(22,551)
Present value of obligation at closing of year		76,876	79,497
Plan assets [member]
IfrsStatementLineItems [Line Items]
Present value of obligation at beginning of year	[1]	8,218	9,865
Benefits paid	[1]	(3,170)	(2,273)
Present value of obligation at closing of year	[1]	5,427	8,218
Employer contributions	[1]
Earning on assets	[1]	583	538
Remeasurement (gain)/loss on obligation on plan assets	[1]	₨ (206)	₨ 88

[1]	plan assets represents investment made by the Company in LIC funds.